Net Defined Benefit Liabilities And Assets_Details Of The Net Defined Benefit Liabilities(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Surplus Deficit In Plan Abstract [Abstract]
Present value of defined benefit obligation	₩ 2,172,260	₩ 1,841,991
Plan Assets At Fair Value	(1,910,047)	(1,688,183)
Net defined benefit liabilities	₩ 262,213	₩ 153,808	[1]	₩ 96,299

[1]	The net defined benefit liabilities of KRW153,808 million is calculated by subtracting KRW894 million net defined benefit assets from KRW154,702 million net defined benefit liabilities